CRYPTOCURRENCY ASSETS - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
CRYPTOCURRENCY ASSETS
Gain from short-term investments	$ 155
Ethereum Accumulator Agreements With A Third Party | Minimum
CRYPTOCURRENCY ASSETS
Derivative term of contract		6 months
Ethereum Accumulator Agreements With A Third Party | Maximum
CRYPTOCURRENCY ASSETS
Derivative term of contract		12 months